Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2020
Statement of Financial Position [Abstract]
Preferred stock par, value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares, authorized	100,000	100,000	100,000
Preferred stock shares, issued	0	0	0
Preferred stock shares, outstanding	0	0	0
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	100,000,000	100,000,000	100,000,000
Common Stock, shares issued	26,654,675	22,388,888	24,046,001	8,500
Common Stock, shares outstanding	26,654,675	22,388,888	24,046,001
Common stock, shares issued	26,654,675	22,338,888
Common stock, shares outstanding	26,654,675	22,338,888